Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets

Significant components of the Company’s net deferred tax assets as of December 31, 2024, and 2023, are as follows:

	Year ended December 31,
	2024	2023
Deferred tax assets (liabilities):
Net operating loss carryforwards	$1,166,108	$277,661
Equity Based Compensation	3,701,986	2,443,469
R&D Expenses	219,744	—
Change in fair value of note	53,738
Accrued Expenses	353,987	171,186
Depreciation and amortization	—	(780)
Total gross deferred tax assets	5,495,563	2,891,536
Less: valuation allowance	(5,495,563)	(2,891,536)
Total net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate

The Company’s effective income tax rate for the years ended December 31, 2024, and 2023 differs than what would be expected if the federal statutory rates were applied to income from continuing operations primarily due to the following:

	Year ended December 31,
	2024	2023
U.S. statutory rate	21%	21%
California state corporate income tax rate, net of federal benefit	6.98%	6.98%
Total statutory tax rates	27.98%	27.98%
Less valuation allowance	(27.98)%	(27.98)%
Net	—	—